CAPITAL FINANCIAL HOLDINGS, INC.
1 Main Street North
Minot, North Dakota  58703

May 2, 2013

Ms. Suzanne Hayes
Assistant Director
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:         Capital Financial Holdings, Inc. (“CFH” or the “Company”)
Preliminary Proxy Statement on Schedule 14(a)
Filed April 19, 2013 and Revised on April 23, 2013
File No. 000-25958
(J&H File No. 3736.18)

Dear Ms. Hayes:

Capital Financial Holdings, Inc., as Registrant, hereby acknowledges the following in response to the staff’s comment letter dated April 29, 2013, which was issued in connection with the above-noted filing:

1.	The Company is responsible for the adequacy and accuracy of the disclosure in the Company’s filing;

2.	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

3.	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

CAPITAL FINANCIAL HOLDINGS, INC.

By:  /s/   John Carlson
John Carlson
Chief Executive Officer and President